S000000697 [Member] Investment Risks - Clearwater Core Equity Fund	Dec. 31, 2025
Active Management Risk [Member]
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Active Management Risk
The adviser may actively allocate the Fund’s assets among subadvisers and, in addition, certain subadvisers provide active management. As a result, the Fund’s performance will reflect in part the adviser’s or subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.

Passive Management Risk [Member]
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Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the Index, the Fund faces a risk of poor performance if:
•	The S&P 500® Index declines generally or performs poorly relative to other indexes or individual stocks.
•	The stocks of companies which comprise the S&P 500® Index fall out of favor with investors.
•	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P 500® Index.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax‑managed strategy in seeking to track the index. The difference in performance is referred to as “tracking error.”

Multi Manager Risk [Member]
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Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.

Equity Securities Risk [Member]
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Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small and Medium Sized Company Risk [Member]
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Small- and Medium‑Sized Company Risk
Stocks of small- and medium‑sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium‑sized companies at the desired time and price.

Derivatives Risks [Member]
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Derivatives Risk
In general, a derivative instrument, including a futures contract, typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Model and Data Risk [Member]
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Model and Data Risk
One or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. A subadviser may also use machine learning, which could also result in errors or omissions. The Fund bears the risk that the quantitative models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Tax Managed Investment Risk [Member]
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Tax‑Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax‑managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax‑managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax‑management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non‑tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non‑tax managed funds and may not provide as high a return before consideration of U.S. federal income tax consequences as non‑tax managed funds. Although a tax‑managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.

Investment Style Risks [Member]
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Investment Style Risks:
•	Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.
•	Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.
•	Momentum Investing Risk
Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Preferred Securities Risk [Member]
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Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Market Risks [Member]
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Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also have a significant impact. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.

Risk Lose Money [Member]
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Risk [Text Block]	Please remember that with any mutual fund investment you may lose money.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.